Commitments and Contingencies	12 Months Ended
Aug. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

24. Commitments and Contingencies

(a)   Operating lease commitments

The group leases offices and classroom facilities under operating leases. Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consisted of the following as of August 31, 2018:

	RMB	US$
2019	416,260	60,946
2020	381,450	55,849
2021	330,518	48,392
2022	260,823	38,188
2023 and thereafter	250,305	36,648
Total	1,639,356	240,023

For the years ended August 31, 2016, 2017 and 2018, total rental expenses for all operating leases amounted to approximately RMB151,335, RMB222,711 and RMB338,186 (US$49,515), respectively.

(b)   Capital expenditure commitments

The group has commitments for the construction of leasehold improvements associated with its study centers of RMB11,127 (US$1,629) as of August 31, 2018, which are expected to be paid within one year.

(c)   Contingencies

The Company is subject to a number of licensing requirements from different governmental authorities. Many local government authorities historically adopted different practices in granting educational permits to private schools or issuing business licenses to companies that provide after-school tutoring services and have yet to take a clear view on the interpretation and implementation of the Amended Law for Promoting Private Education that took effect on September 1, 2017.

As of August 31, 2018, some of the Group’s study centers have not received the requisite permits or registration licenses that are required by the relevant authorities in certain cities. The requiste permits for certain study centers are under renewal. In certain locations there are uncertainties with regard to whether the operating licenses the Company obtained have fully covered the business conducted by its study centers. The Company may be required to complete the rectification of such non-compliance by making timely application for the revelant permits or registration licenses for such study centers by the prescribed rectification timeframe. Specifically, the Company’s business operations in Shanghai must either be registered as for-profit entities or as not-for-profit entities. As a result, the Company needs to re-register or obtain new permits for all study centers in Shanghai by December 31, 2019. Moreover, a few of the Company’s study centers lack fire safety permits and may be subject to administrative fines, be ordered to suspend operations of those study centers, or may have to break the Company’s existing leases.

On August 6, 2018, the General Office of the State Council promulgated the Opinion of the General Office of the State Council on Regulating the Development of After-School Tutoring Institutions, or the After-School Tutoring Institutions Opinions, which came into effect on the same date. The After-School Tutoring Institutions Opinions places further emphasis on alleviation of after-school burden on primary and middle school students and puts forward further requirements to promote the normative development of after-school tutoring instutions. Some local authorities have promulgated rules to further implement the After-School Tutoring Institutions Opinions and strengthened supervision and administration on after-school tutoring institutions.

The After-School Tutoring Institutions Opinions are relatively new and there remain uncertainties in respect of their interpretation and implementation.

An estimate for the reasonably possible loss or a range of reasonably possible losses associated with these contingencies cannot be made at this time.